CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustments, income taxes	¥ 0	¥ 0	¥ 0
Defined benefit plan, tax	¥ 0	¥ 0	¥ 0